Lease liabilities - Disclosure of maturity analysis of lease payments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 28,163	€ 53,687
Current lease liabilities	25,411	3,135
TOTAL LEASE LIABILITIES	53,574	56,822	€ 52,088
Between 1 and 2 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	2,341	25,301
Between 2 and 3 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	2,232	2,150
Between 3 and 4 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	2,286	2,214
Between 4 and 5 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	2,322	2,289
Between 5 and 10 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	9,905	10,733
Between 10 and 15 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	8,998	9,114
Over 15 years
Disclosure Of Detailed Information About Leases Payments [Line Items]
NON-CURRENT LEASE LIABILITIES	€ 80	€ 1,886